Subsequent Event	12 Months Ended
May 29, 2016
Subsequent Events [Abstract]
Subsequent Event
SUBSEQUENT EVENT
On June 29, 2016, the Board of Directors declared a cash dividend of $0.56 per share to be paid August 1, 2016 to all shareholders of record as of the close of business on July 11, 2016.